Earnings per share (Table)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Earning Per Share Detail
The table below sets forth the computation for basic and diluted net income per ordinary share for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Profit / (Loss) attributable to owners of the parent (€ '000s)	113,098	(10,551)	181,439

Weighted average number of ordinary shares, basic	501,803,294	498,243,792	490,017,400
Weighted average number of ordinary shares, diluted	503,697,933	498,243,792	490,035,080

Earnings / (Loss) per share, basic (cents)	22.54	(2.12)	37.03
Earnings / (Loss) per share, diluted (cents)	22.45	(2.12)	37.03